Long-Term Time Deposits and Held-to-Maturity Investments - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Investments [Line Items]
Investment interest income	¥ 8,602	$ 1,230	¥ 7,962	¥ 8,009
Long Term Time Deposits And Held To Maturity Investments [Member]
Schedule of Investments [Line Items]
Investment interest income	¥ 5,300	$ 752	¥ 2,900	¥ 1,300